Voyage expenses and vessel operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Voyage expenses:
Commissions	$ 6,781	$ 6,134	$ 4,278
Bunkers	5,418	7,365	4,204
Port expenses	2,246	1,819	1,633
Other	475	918	583
Total	14,920	16,236	10,698
Vessel operating expenses:
Crew costs and related costs	39,266	34,385	22,575
Insurance expense	6,529	5,261	4,029
Spares, repairs, maintenance and other expenses	13,871	8,103	6,784
Stores and lubricants	9,818	7,512	5,288
Management fees (Note 4)	11,337	9,610	6,295
Other operating expenses	4,868	2,589	2,151
Total	$ 85,689	$ 67,460	$ 47,122